Revenue Recognition (Details) - Draft Kings Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 20,760	$ 13,581
Total revenue	323,410	226,277	$ 191,844
Online Gaming
Disaggregation of Revenue [Line Items]
Total revenue	308,177
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 15,233
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenue		226,277	191,844
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Online Gaming
Disaggregation of Revenue [Line Items]
Total revenue		219,131	189,779
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other
Disaggregation of Revenue [Line Items]
Total revenue		$ 7,146	$ 2,065